Non-controlling interests (Details) $ in Thousands				12 Months Ended			18 Months Ended
		Jun. 10, 2020 USD ($) shares	Jun. 10, 2020 JPY (¥) shares	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)		Oct. 31, 2018 USD ($)
Non-controlling interests, Disclosure [Abstract]
Non-controlling interests, beginning period	[1]			$ 1,300
Share of profit after tax				0	$ 300	[2]	$ 100	[3]
Purchase of non-controlling interests				(6,000)	(89,000)	[1]	(19,200)	[1]
Non-controlling interests, period end				0	1,300	[1]
Novell Japan, Ltd [Member]
Non-controlling interests, Disclosure [Abstract]
Payment made to minority shareholders		$ 23,570	¥ 2,526,000
Number of shares acquired (in shares) | shares		842,000	842,000
Non-controlling interests, beginning period				1,300	1,000		900
Share of profit after tax				0	300		100
Purchase of non-controlling interests				(1,300)	0		0
Non-controlling interests, period end				$ 0	$ 1,300		$ 1,000
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation of non-controlling interests				Japan
Percentage of ownership interests held by non-controlling interests				100.00%	84.24%

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[3]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.